Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment, net
	December 31, 2019	December 31, 2020
Machineries and equipment	$73,535	$123,889
Buildings	37,479	39,988
Leasehold improvements	22,571	26,627
Fixtures and electronic equipment	7,459	9,086
Motor vehicles	4,641	8,073
Total	145,685	207,663
Less: accumulated depreciation	(46,243)	(67,043)
Construction in progress	91,881	57,397
Property, plant and equipment, net	$191,323	$198,017